Income Taxes - Component of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Federal, current			$ 45,121	[1]	$ 15,737	[2]	$ 20,859	[3]
State, current			8,581	[1]	5,411	[2]	1,185	[3]
Foreign, current			2,394	[1]	430	[2]	1,832	[3]
Total current income tax expense			56,096	[1]	21,578	[2]	23,876	[3]
Federal, deferred			3,454	[1]	28,954	[2]	10,545	[3]
State, deferred			(636)	[1]	2,551	[2]	(2,709)	[3]
Foreign, deferred			(2,056)	[1]	(994)	[2]	1,447	[3]
Total deferred income tax expense			762	[1]	30,511	[2]	9,283	[3]
Total, Amount	$ 13,491	$ 15,786	$ 56,858	[1]	$ 52,089	[2]	$ 33,159	[3]

[1]	Excludes $0.1 million in income tax expense related to discontinued operations.
[2]	Excludes $5.5 million in income tax benefit related to discontinued operations.
[3]	Excludes $10.2 million in income tax benefit related to discontinued operations.